Related Party Transactions	6 Months Ended
Jan. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the six months ended January 31, 2026 and 2025, or recorded balances as of January 31, 2026 and July 31, 2025:

Name	Relationship with the Company
Mr. Jun Liu*	The former Chief Executive Officer of the Company
Asia International Securities Exchange Co., Ltd.	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”)	Wholly owned by Mr. Jun Liu
Mr. Yu Shibin	The Chief Financial Officer of the Company

*	On January 22, 2025, Mr. Jun Liu resigned from his position as the Chief Executive Officer, director and Chairman of the board of directors of the Company, effective immediately. In accordance with applicable accounting standards (ASC 850), he and the companies owned by him were no longer considered as related parties.

2)	Transactions with related parties

In June 2022, the Company entered into an office lease agreement (“Lease Agreement”) with Zachary Group. Pursuant to the agreement, the Company would lease the office space for a lease term of 5 years, matured in May 2027. The monthly rental fee was $20,000, payable on a monthly basis. On March 1, 2024, the Company and Zachary Group modified the lease agreement to reduce the lease term and office space. The modified agreement was for a lease term of 2 years through February 2026, and monthly rental fee was $3,000, payable on a monthly basis. On November 30, 2024, the Company entered into an agreement with Zachary Group and agreed that the Lease Agreement would be terminated effective November 1, 2024. For the six months ended January 31, 2026 and 2025, the Company recorded rental expenses of $nil and $12,000, respectively.

For the six months ended January 31, 2025, the Company extended a loan of $93,013 to Mr. Jun Liu and subsequently collected loan of same amount from him.

3)	Balances with related parties

As of January 31, 2026 and July 31, 2025, the balances due from related parties were as follows:

	As of January 31,	As of July 31,
	2026	2025
Due to related parties:
Mr. Yu Shibin	$565	$-
	$565	$-